UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/05

FORM N-Q
Item 1. Schedule of Investments.
DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS
October 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies - 91.5%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank, Floating Rate Notes:
2/14/2006	3.79	100,000,000 [a]	99,991,469
3/21/2006	3.79	100,000,000 [a]	99,996,218
6/1/2006	3.79	275,000,000 [a]	274,999,977
10/6/2006	3.79	125,000,000 [a]	124,965,574
Federal Home Loan Banks, Discount Notes:
11/1/2005	3.72	1,768,483,000	1,768,483,000
11/23/2005	3.70	475,000,000	473,935,292
11/25/2005	3.72	215,000,000	214,469,667
11/25/2005	3.73	115,000,000	114,715,950
Federal Home Loan Banks, Floating Rate Note
4/11/2006	3.81	250,000,000 [a]	249,933,803
Federal Home Loan Mortgage Corp., Discount Notes:
11/1/2005	3.57	94,714,000	94,714,000
12/27/2005	3.67	40,801,000	40,570,610
12/28/2005	3.67	164,285,000	163,340,772
Federal National Mortgage Association, Discount Notes:
11/16/2005	3.67	150,000,000	149,772,500
11/23/2005	3.71	45,000,000	44,898,525
12/27/2005	3.67	50,217,000	49,933,442
2/15/2006	3.72	102,176,000	101,074,883
Federal National Mortgage Association, Floating Rate Note
1/9/2006	3.82	100,000,000 [a]	99,991,526
Total U.S. Government Agencies
(cost $4,165,787,208)			4,165,787,208

Repurchase Agreements - 8.7%

Barclays Capital Inc.,
dated 10/31/2005, due 11/1/2005 in the amount
of $335,036,757 (fully collateralized by
$187,623,000 Federal Home Loan Mortgage Corp.,
Discount Note, 0%, due 2/27/2006, value $185,052,565
and $127,337,000 Federal Home Loan Mortgage Corp.,
Bonds, 6.75%, due 3/15/2031, value $156,648,067)	3.95	335,000,000	335,000,000
Goldman Sachs Group,
dated 10/31/2005, due 11/1/2005 in the amount
of $20,370,150 (fully collateralized by
$15,939,000 U.S. Treasury Bond, 12.50%,
due 8/15/2014 value $20,776,453)	3.80	20,368,000	20,368,000
Goldman Sachs Group,
dated 10/31/2005, due 11/1/2005 in the amount
of $42,004,550 (fully collateralized by
$69,594,488 U.S. Treasury Strips,
due 8/15/2006 to 8/15/2021 value $42,840,467)	3.90	42,000,000	42,000,000

Total Repurchase Agreements
(cost $397,368,000)			397,368,000

Total Investments (cost $4,563,155,208)	100.2%	4,563,155,208
Liabilities, Less Cash and Receivables	(0.2%)	(9,949,097)
Net Assets	100.0%	4,553,206,111
[a] Variable interest rate - subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS
October 31, 2005 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies--96.1%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank, Discount Notes:
11/1/2005	3.67	45,000,000	45,000,000
11/29/2005	3.58	50,000,000	49,862,333
Federal Farm Credit Bank, Floating Rate Notes:
2/14/2006	3.79	25,000,000 [a]	24,997,867
3/21/2006	3.79	50,000,000 [a]	49,998,109
6/1/2006	3.79	50,000,000 [a]	50,000,000
10/6/2006	3.79	50,000,000 [a]	49,986,230
Federal Home Loan Banks, Discount Notes:
11/1/2005	3.72	463,000,000	463,000,000
11/9/2005	3.62	100,000,000	99,920,222
11/23/2005	3.71	200,000,000	199,549,376
12/16/2005	3.85	200,000,000	199,042,500
Tennessee Valley Authority, Discount Note
11/3/2005	3.68	28,000,000	27,994,307

Total U.S. Government Agencies
(cost $1,259,350,944)			1,259,350,944

U.S. Treasury Bills--4.2%

11/10/2005			54,453,403
(cost $54,453,403)	3.45	54,500,000	54,453,403

Total Investments (cost $1,313,804,347)		100.3%	1,313,804,347

Liabilities, Less Cash and Receivables		(.3%)	(3,491,880)

Net Assets		100.0%	1,310,312,467

[a] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)